Condensed Financial Information of Parent Company Balance Sheets (Parenthetical) (Detail) (USD $)	May 31, 2013	May 31, 2012
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	156,695,987	158,379,387
Common stock, shares outstanding	156,695,987	158,379,387
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	156,695,987	158,379,387
Common stock, shares outstanding	156,695,987	158,379,387